Contingencies and Commitments (Tables)	12 Months Ended
Dec. 31, 2018
Contingencies and Commitments [Abstract]
Ongoing litigations related with contingent liabilities and contingent assets
Ongoing litigations and claims related with contingent liabilities and contingent assets as of December 31, 2017 and 2018 are as follows:

	2017			2018
	Number of cases	Claim amount		Number of cases	Claim amount
	In millions of won
As the defendant	565	￦	477,719	570	673,882
As the plaintiff	185		690,934	174	793,491

Credit lines provided by financial institutions
Credit lines provided by financial institutions as of December 31, 2018 are as follows:

Commitments	Financial institutions	Currency	Limited amount	Exercised amount
		In millions of won and thousands of foreign currencies
Commitments on bank-overdraft	Nonghyup Bank and others	KRW	1,855,000	167,010
Commitments on bank-daylight overdraft	Nonghyup Bank	KRW	280,000	—
Limit amount available for CP	KEB Hana Bank and others	KRW	1,050,000	—
Limit amount available for card	KEB Hana Bank and others	KRW	55,904	2,740
	Banco de Oro	PHP	5,000	5,000
Loan limit	Kookmin Bank and others	KRW	1,238,500	612,197
	DBS Bank and others	USD	1,840,700	20,000
Certification of payment on payables from foreign country	Kookmin Bank and others	USD	44,680	4,754
Certification of payment on L/C	Shinhan Bank and others	USD	992,434	252,392
Certification of performance guarantee on contract	KEB Hana Bank and others	EUR	4,158	4,158
	KEB Hana Bank and others	INR	237,321	237,321
	Korea Development Bank and others	JPY	637,322	637,322
	Seoul Guarantee Insurance and others	KRW	89,335	72,802
	First Abu Dhabi Bank and others	USD	923,915	830,314
	KEB Hana Bank	SAR	6,508	6,508
	Bank of Kathmandu	NPR	36,304	36,304
	KEB Hana Bank	CAD	617	617
Certification of bidding	KEB Hana Bank and others	USD	110,000	3,199
	Shinhan Bank	ZAR	55,730	55,730
Advance payment bond, Warranty bond, Retention bond and others	Export-Import Bank of Korea and others	USD	3,934,928	3,220,418
Others	Shinhan Bank	JPY	381,210	381,210
	Nonghyup Bank and others	KRW	307,436	7,088
	Export-Import Bank of Korea and others	USD	1,171,470	842,897
Inclusive credit	Shinhan Bank	INR	70,028	70,028
	KEB Hana Bank	KRW	258,000	12,278
	KEB Hana Bank and others	USD	30,930	18,245
Trade finance	BNP Paribas and others	USD	800,000	—

Blank check and assets provided as collaterals or pledges to financial institutions by the Company
As of December 31, 2018, blank check and assets provided as collaterals or pledges to financial institutions by the Company are follows:

Guarantor	Guarantee	Type of guarantee	Currency	Amount	Description
	In millions of won and thousands of foreign currencies
Korea Southern Power Co., Ltd.	Korea Development Bank and others	Shareholdings of DS Power Co., Ltd.	KRW	916	Collateral for borrowings

Mira Power Limited	International Finance Corporation and others	Property, plant and equipment and others	USD	275,600	Collateral for borrowings(*2)

Gyeonggi Green Energy Co., Ltd.	Korea Development Bank and others	Cash and cash equivalents	KRW	327,080	Collateral for borrowings(*1)

Commerce and Industry Energy Co., Ltd.	IBK and others	Land, buildings, structures and machinery and others	KRW	110,500	Collateral for borrowings(*1)

KOSPO Youngnam Power Co., Ltd.	Shinhan Bank and others	Cash and cash equivalents	KRW	396,120	Collateral for borrowings(*1)

Gyeongju Wind Power Co., Ltd.	Samsung Fire & Marine Insurance Co., Ltd. and others	Property, plant and equipment and others	KRW	110,240	Collateral for borrowings(*1)

Korea Offshore Wind Power Co., Ltd	Woori Bank and others	Utility plant and others	KRW	293,400	Collateral for borrowings

Qatrana Electric Power Company	The Islamic Development Bank and others	Finance lease receivable and property, plant and equipment and others	JOD	236,570	Collateral for borrowings(*2)

KST Electric Power Company	The Export—Import Bank of Korea and others	Finance lease receivable and property, plant and equipment and others	USD	337,000	Collateral for borrowings(*2)

(*1)	As of December 31, 2018, the Company has established guarantees for pledge for transfer of rights of long-term borrowings, pledge for insurance claims, pledge for shares, etc.

(*2)	This is based on the amount of loan commitment limit.

The Company has ￦1,197 million of project loans from Korea Energy Agency as of December 31, 2018. The Company has provided a blank check as repayment guarantee.